Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings.
Borrowings

24.Borrowings

The following table provides a breakdown for non-current and current borrowings:

	2024				2023
				Total				Total
(Euro thousands)	Guaranteed	Secured	Unsecured	borrowings	Guaranteed	Secured	Unsecured	borrowings
At January 1,	8,580	29,895	29,626	68,101	11,037	8,283	14,165	33,485
Repayments	(2,896)	(97,488)	(13,333)	(113,717)	(3,270)	(104,248)	(10,034)	(117,552)
Proceeds	10	94,019	134,910	228,939	813	126,196	26,310	153,319
Net foreign exchange difference	—	(312)	751	439	—	(336)	(815)	(1,151)
At December 31,	5,694	26,114	151,954	183,762	8,580	29,895	29,626	68,101
Repayable:
- Within one year	3,333	13,475	141,732	158,540	3,364	12,517	19,839	35,720
- In the second year	2,014	12,639	—	14,653	3,166	4,234	—	7,400
- In the third year	139	—	—	139	1,250	13,144	—	14,394
- Over three years	208	—	10,222	10,430	800	—	9,787	10,587
	5,694	26,114	151,954	183,762	8,580	29,895	29,626	68,101
Portion classified as current liabilities	(3,333)	(13,475)	(141,732)	(158,540)	(3,364)	(12,517)	(19,839)	(35,720)
Non-current portion	2,361	12,639	10,222	25,222	5,216	17,378	9,787	32,381

As at December 31, 2024, borrowings amounted to €5,694 thousand (December 31, 2023: €8,580 thousand) were guaranteed by a third party, SACE S.p.A.,the Italian export credit agency.

As of December 31, 2024, the secured borrowings amounted to €16,710 thousand (December 31, 2023: €21,612 thousand) were owed to Meritz Securities Co., Ltd. (“Meritz”) (excluding accrued interest). On March 30, 2023, Jeanne Lanvin S.A. (“JLSA”) as the borrower, LGHL as the guarantor and our shareholder Meritz as the lender entered into a facility agreement, pursuant to which Meritz made available to JLSA a facility in the sum of JPY3,714.4 million (as novated, amended and restated by the novation, amendment and restatement agreement dated August 14, 2023 between Lanvin Hong Kong Limited as the new borrower, JLSA as the original borrower and new guarantor, LGHL as guarantor and Meritz as the lender, the “Facility”). JLSA used the Facility to buy back the Lanvin trademarks owned by ITOCHU Corporation (“Itochu”) according to the buy-back agreement entered into by and between JLSA and Itochu on May 21, 2021. The Facility has a term of three years and bears a fixed interest of 9.10% per annum. The Facility is mainly secured by royalties to be paid by Itochu for selling Lanvin-branded licensed products in Japan. Lanvin Hong Kong Limited holds the right to receive such royalties, and its shares were also charged in favor of Meritz.

As at December 31, 2024, borrowings amounted to €9,404 thousand (December 31, 2023: €8,283 thousand) were secured by the pledge of assets with carrying values at the end of each reporting period as follows:

	At December 31,
(Euro thousands)	2024	2023
Pledge of assets:
- Inventories	17,773	15,938
- Property, plant and equipment	8,977	7,852
- Trade receivables	1,865	1,993
- Other current assets	1,462	1,168
At December 31,	30,077	26,951

Apart from the above, certain borrowings are guaranteed by two subsidiaries, namely St. John Knits, Inc. and St. John Canada Corporation as at December 31, 2024.

The unsecured borrowings are principally used for operation of the Group.

The borrowings at rates ranging from 4.04% to 12.00% (2023: 4.55% to 11.76%) per annum.

The main terms of the borrowings are detailed as follows:

				At December 31, 2024
	Interest			Of which current	Of which non-
Borrower	rate	Terms	Expiry date	portion	current portion

				(Euro thousands)
Sergio Rossi S.p.A	Variable	Euribor 3m+4.50%	March 2025	8	—
Fosun Fashion Group (Cayman) Limited	Fixed	8.06%	April 2025	2,579	—
St. John Knits, Inc.	Variable	SOFR+7.5%	April 2025	9,404	—
Wolford AG	Fixed	12.00%	June 2025	1,985	—
Sergio Rossi S.p.A	Variable	ECB 3m+6.00%	September 2025	695	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2025	1,349	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2025	134,649	—
Arpège SAS	Fixed	9.10%	March 2026	4,071	12,639
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	1,875
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	10,221
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	139	487
Other borrowings	Variable	4.04%-4.53%	Up to March 2025	1,161	—
Total				158,540	25,222

				At December 31, 2023
				Of which current	Of which non-
Borrower	Interest rate	Terms	Expiry date	portion	current portion

				(Euro thousands)
Fosun Fashion Group (Cayman) Limited	Fixed	6.00%	January 2024	1,081	—
Sergio Rossi S.p.A	Variable	Euribor 3m+4.50%	February 2024	1,186	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	June 2024	3,640	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	July 2024	94	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	August 2024	141	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	September 2024	109	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	October 2024	1,000	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	November 2024	4,000	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	November 2024	317	—
Fosun Fashion Group (Cayman) Limited	Fixed	10.00%	December 2024	6,605	—
Fosun Fashion Brand Management Co.,Limited	Fixed	7.50%	December 2024	168	—
Sergio Rossi S.p.A	Variable	ECB+6.00%	September 2025	864	666
Arpège SAS	Fixed	9.10%	March 2026	4,234	17,378
St. John Knits, Inc.	Variable	SOFR+6.75%	April 2024	8,283	—
Sergio Rossi S.p.A	Variable	Euribor 3m+1.90%	June 2026	2,500	3,750
Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fixed	10.00%	December 2027	—	9,787
Wolford AG	Variable	Euribor 3m+4.00%	June 2029	—	800
Other borrowings	Variable	4.55%-4.80%	Up to March 2024	1,498	—
Total				35,720	32,381